Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	NEOGENOMICS INC
Entity Central Index Key	0001077183
Document Type	POS AM
Document Period End Date	Dec 31, 2012
Amendment Flag	true
Amendment Description	The Registrant’s Registration Statement on Form S-1 (File No. 333-166526) originally filed with the Securities and Exchange Commission on May 5, 2010 was declared effective on May 13, 2010 and subsequently amended by Post-Effective Amendment No. 1 which was originally filed with the Securities and Exchange Commission on March 31, 2011 and declared effective on April 13, 2011 and Post-Effective Amendment No. 2 which was originally filed with the Securities and Exchange Commission on April 27, 2012 and declared effective on May 11, 2012 (together, the “Original Registration Statement”). The Registrant is filing this Post-Effective Amendment No. 3 to the Original Registration Statement in order to update the Original Registration Statement to include, among other things, the Registrant’s audited consolidated financial statements for the fiscal year ended December 31, 2012 and other updated information about the Registrant and the offering.
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 1,868	$ 2,628
Restricted cash	0	500
Accounts receivable (net of allowance for doubtful accounts of $3,002 and $2,150, respectively)	14,034	7,894
Inventories	1,859	1,202
Other current assets	820	954
Total current assets	18,581	13,178
PROPERTY AND EQUIPMENT (net of accumulated depreciation of $10,289 and $6,653 respectively)	8,607	6,642
INTANGIBLE ASSETS (net of accumulated amortization of $182 and $0 respectively)	2,800	0
OTHER ASSETS	83	129
TOTAL ASSETS	30,071	19,949
CURRENT LIABILITIES
Accounts payable	3,611	2,529
Accrued compensation	2,808	2,137
Accrued expenses and other liabilities	669	773
Short-term portion of equipment capital leases	2,212	2,107
Revolving credit line	8,458	3,898
Total current liabilities	17,758	11,444
LONG TERM LIABILITIES
Long-term portion of equipment capital leases	3,097	2,608
TOTAL LIABILITIES	20,855	14,052
COMMITMENTS AND CONTINGENCIES (SEE NOTE I)
STOCKHOLDERS' EQUITY
Common stock, $.001 par value, (100,000,000 shares authorized; 45,280,280 and 43,416,200 shares issued and outstanding at December 31, 2012 and 2011, respectively)	45	43
Additional paid-in capital	31,742	28,490
Accumulated deficit	(22,571)	(22,636)
Total stockholders' equity	9,216	5,897
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 30,071	$ 19,949

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 3,002	$ 2,150
Property and equipment accumulated depreciation	10,289	6,653
Intangible assets, accumulated amortization	$ 182	$ 0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	45,280,280	43,416,200
Common stock, shares outstanding	45,280,280	43,416,200

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Operations [Abstract]
NET REVENUE	$ 59,867	$ 43,484
COST OF REVENUE	33,031	24,056
GROSS MARGIN	26,836	19,428
OPERATING EXPENSES
General and administrative	15,843	12,331
Research and development	2,281	543
Sales and marketing	7,501	6,963
Total operating expenses	25,625	19,837
INCOME (LOSS) FROM OPERATIONS	1,211	(409)
INTEREST AND OTHER INCOME / (EXPENSE) - NET	(1,146)	(768)
INCOME (LOSS) BEFORE TAXES	65	(1,177)
INCOME TAXES	0	0
NET INCOME (LOSS)	$ 65	$ (1,177)
NET INCOME (LOSS) PER SHARE - Basic	$ 0	$ (0.03)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - Basic	45,027,010	42,758,252
NET INCOME (LOSS) PER SHARE -Diluted	$ 0	$ (0.03)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - Diluted	48,715,063	42,758,252

Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance at Dec. 31, 2010	$ 3,135,000	$ 37,000	$ 24,557,000	$ (21,459,000)
Balance, shares at Dec. 31, 2010		37,424,423
Common stock issuance ESPP plan	153,000		153,000
Common stock issuance ESPP plan, shares	122,401	122,401
Transaction fees and expenses	(41,000)		(41,000)
Issuance of stock for stock options	367,000		367,000
Issuance of stock for stock options, shares	382,500	382,500
Issuance of stock for warrants		4,000	(4,000)
Issuance of stock for warrants, shares		3,365,209
Issuance of restricted shares		120,000
Issuance of common stock for cash, net	3,002,000	2,000	3,000,000
Issuance of common stock for cash, net, shares		2,001,667
Stock compensation expense - warrants	83,000		83,000
Stock compensation expense - restricted stock	90,000		90,000
Stock compensation expense - options	285,000		285,000
Net income (loss)	(1,177,000)			(1,177,000)
Balance at Dec. 31, 2011	5,897,000	43,000	28,490,000	(22,636,000)
Balance, shares at Dec. 31, 2011		43,416,200
Common stock issuance ESPP plan	89,000		89,000
Common stock issuance ESPP plan, shares	56,805	56,805
Transaction fees and expenses	(38,000)		(38,000)
Issuance of stock for stock options	198,000		198,000
Issuance of stock for stock options, shares	197,209	197,209
Issuance of stock for warrants	262,000		262,000
Issuance of stock for warrants, shares		250,066
Issuance of common stock for intangibles	1,945,000	2,000	1,943,000
Issuance of common stock for intangibles, shares		1,360,000
Stock compensation expense - warrants	223,000		223,000
Stock compensation expense - options	575,000		575,000
Net income (loss)	65,000			65,000
Balance at Dec. 31, 2012	$ 9,216,000	$ 45,000	$ 31,742,000	$ (22,571,000)
Balance, shares at Dec. 31, 2012		45,280,280

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 65	$ (1,177)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization of property and equipment	3,636	2,085
Amortization of intangibles	182
Amortization of debt issue costs	38	40
Stock based compensation - options	575	285
Stock based compensation - warrants and restricted stock	223	173
Provision for bad debts	3,053	2,567
Changes in assets and liabilities, net:
(Increase) decrease in accounts receivable, net of write-offs	(9,192)	(5,226)
(Increase) decrease in inventories	(657)	(315)
(Increase) decrease in other assets	46	(55)
(Increase) decrease in other current assets	96	25
Increase (decrease) in accounts payable and other liabilities	1,443	1,667
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(492)	69
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of intangible assets	(1,037)
Purchases of property and equipment	(2,615)	(897)
NET CASH USED IN INVESTING ACTIVITIES	(3,652)	(897)
CASH FLOWS FROM FINANCING ACTIVITIES
Advances (repayments) from/to revolving credit facility	4,560	456
Restricted cash	500
Repayment of capital leases obligations	(2,187)	(1,579)
Issuance of common stock and warrants for cash , net of transaction expenses	511	3,482
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,384	2,359
NET CHANGE IN CASH AND CASH EQUIVALENTS	(760)	1,531
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	2,628	1,097
CASH AND CASH EQUIVALENTS, END OF YEAR	1,868	2,628
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	1,108	735
Equipment leased under capital leases	2,782	2,950
Common stock issued for intangible asset purchase	$ 1,945

Nature of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Nature of Business and Basis of Presentation [Abstract]
NATURE OF BUSINESS AND BASIS OF PRESENTATION

NOTE A – NATURE OF BUSINESS AND BASIS OF PRESENTATION

NeoGenomics, Inc., a Nevada corporation (the “Parent” or the “Parent Company”), and its subsidiary, NeoGenomics Laboratories, Inc., a Florida corporation (“NEO”, “NeoGenomics Laboratories” or the “Subsidiary”) (collectively referred to as “we”, “us”, “our”, “NeoGenomics”, or the “Company”), operates as a certified “high complexity” clinical laboratory in accordance with the federal government’s Clinical Laboratory Improvement Act, as amended (“CLIA”), and is dedicated to the delivery of clinical diagnostic services to pathologists, oncologists, urologists, hospitals, and other laboratories throughout the United States.

The accompanying consolidated financial statements include the accounts of the Parent and the Subsidiary. All significant intercompany accounts and balances have been eliminated in consolidation.

Certain amounts in the prior year’s consolidated financial statements have been reclassified to conform to the current year presentation.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE B – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The Company prepares its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, together with amounts disclosed in the related notes to the consolidated financial statements. Actual results and outcomes may differ from management’s estimates, judgments and assumptions. Significant estimates, judgments and assumptions used in these consolidated financial statements include, but are not limited to, those related to revenues, accounts receivable and related allowances, contingencies, useful lives and recovery of long-term assets, income taxes, and the fair value of stock-based compensation. These estimates, judgments, and assumptions are reviewed periodically and the effects of material revisions in estimates are reflected in the consolidated financial statements prospectively from the date of the change in estimate.

Revenue Recognition

The Company recognizes revenues when (a) the price is fixed or determinable, (b) persuasive evidence of an arrangement exists, (c) the service is performed and (d) collectability of the resulting receivable is reasonably assured.

The Company’s specialized diagnostic services are performed based on a written test requisition form or electronic equivalent and revenues are recognized once the diagnostic services have been performed, and the results have been delivered to the ordering physician. These diagnostic services are billed to various payers, including Medicare, commercial insurance companies, other directly billed healthcare institutions such as hospitals and clinics, and individuals. The Company reports revenues from contracted payers, including Medicare, certain insurance companies and certain healthcare institutions, based on the contractual rate, or in the case of Medicare, published fee schedules. The Company reports revenues from non-contracted payers, including certain insurance companies and individuals, based on the amount expected to be collected. The difference between the amount billed and the amount estimated to be collected from non-contracted payers is recorded as an allowance to arrive at the reported net revenues. The expected revenues from non-contracted payers are based on the historical collection experience of each payer or payer group, as appropriate. The Company records revenues from patient pay tests net of a large discount and as a result recognizes minimal revenue on those tests. The Company regularly reviews its historical collection experience for non-contracted payers and adjusts its expected revenues for current and subsequent periods accordingly.

Cost of Revenue

Cost of revenue includes payroll and payroll related costs for performing tests, depreciation of laboratory equipment, rent for laboratory facilities, laboratory reagents, probes and supplies, and delivery and courier costs relating to the transportation of specimens to be tested.

Advertising Costs

Advertising costs are expensed at the time they are incurred and are not material for the years ended December 31, 2012 and 2011, respectively.

Research and Development

Research and development (“R&D”) costs are expensed as incurred. R&D expenses consist of cash and equity compensation and benefits for R&D personnel, amortization of intangibles, related supplies, inventory and payment for samples to complete validation studies. These expenses were incurred to develop new genetic tests.

Fair Value Measurements

The Company determines fair value measurements used in its consolidated financial statements based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants exclusive of any transaction costs, as determined by either the principal market or the most advantageous market.

Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy. The basis for fair value measurements for each level within the hierarchy is described below with Level 1 having the highest priority and Level 3 having the lowest.

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are reported, net of an allowance for doubtful accounts, which is estimated based on the aging of accounts receivable with each payer category and the historical data on bad debts in these aging categories. In addition, the allowance is adjusted periodically for other relevant factors, including regularly assessing the state of our billing operations in order to identify issues which may impact the collectability of receivables or allowance estimates. Revisions to the allowance are recorded as an adjustment to bad debt expense within general and administrative expenses. After appropriate collection efforts have been exhausted, specific receivables deemed to be uncollectible are charged against the allowance in the period they are deemed uncollectible. Recoveries of receivables previously written-off are recorded as credits to the allowance. Our estimates of net revenue are subject to change based on the contractual status and payment policies of the third party payers with whom we deal. We regularly refine our estimates in order to make our estimated revenue as accurate as possible based on our most recent collection experience with each third party payer.

Statements of Cash Flows

For purposes of the statements of cash flows, we consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Fair Value of Financial Instruments and Concentrations of Credit Risk

The carrying value of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses and other liabilities, amounts outstanding under our revolving credit facility, and other current assets and liabilities are considered reasonable estimates of their respective fair values due to their short-term nature. The Company maintains its cash and cash equivalents with domestic financial institutions that the Company believes to be of high credit standing. The Company believes that, as of December 31, 2012, its concentration of credit risk related to cash and cash equivalents was not significant. The carrying value of the Company’s long-term capital lease obligations approximates its fair value based on the current market conditions for similar instruments.

Concentrations of credit risk with respect to revenue and accounts receivable are primarily limited to certain clients to whom the Company provides a significant volume of its services, and to specific payers of our services such as Medicare and individual insurance companies. The Company’s client base consists of a large number of geographically dispersed clients diversified across various customer types. For the years ended December 31, 2012 and 2011, a large oncology practice with multiple locations accounted for 14.9% and 11.3% respectively, of total revenue. All other clients were less than 5% of total revenue individually.

The Company orders the majority of its FISH probes from one vendor and as a result of their dominance of that marketplace and the absence of any competitive alternatives, if they were to have a disruption and not have inventory available it could have a material effect on our business. This risk cannot be completely offset due to the fact that they have patent protection which limits other vendors from supplying these probes.

Inventories

Inventories, which consist principally of testing supplies, are valued at the lower of cost or market, using the first-in, first-out method (FIFO).

Other Current Assets

As of December 31, 2012 and 2011, other current assets consist of prepaid expenses of approximately $820,000 and $824,000, respectively, and Lee County, Florida economic development tax credit of $0 and $130,000 respectively.

Property and Equipment

Property and equipment are recorded at cost, net of accumulated depreciation and amortization. Property and equipment generally includes purchases of items with a cost greater than $1,000 and a useful life greater than one year. Depreciation and amortization are computed on the straight line basis over the estimated useful lives of the assets. Leasehold improvements and property and equipment under capital leases are amortized over the shorter of the related lease terms or their estimated useful lives. Costs incurred in connection with the development of internal-use software are capitalized in accordance with the accounting standard for internal-use software, and are amortized over the expected useful life of the software.

The Company periodically reviews the estimated useful lives of property and equipment. Changes to the estimated useful lives are recorded prospectively from the date of the change. Upon retirement or sale, the cost of the assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in income (loss) from operations. Repairs and maintenance costs are expensed as incurred.

Intangible Assets

Intangible assets with finite useful lives are recorded at fair value which is our cost, less accumulated amortization. Amortization is recognized over the estimated useful lives of the assets. The Company’s intangible assets are related to our license agreement with Health Discovery Corporation (see Note E – Intangible Assets).

Recoverability and Impairment of Long-Lived Assets

We review our long-lived assets for recoverability if events or changes in circumstances indicate the assets may be impaired. This circumstance exists when the carrying amount of the asset exceeds the sum of the undiscounted cash flows expected to result from its use and eventual disposition. At December 31, 2012, we believe the carrying value of our long-lived assets is recoverable.

Income Taxes

We compute income taxes in accordance with ASC Topic 740 Income Taxes. Under ASC-740, deferred taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Also, the effect on deferred taxes of a change in tax rates is recognized in income in the period that included the enactment date. Temporary differences between financial and tax reporting arise primarily from the use of different depreciation methods and lives for property and equipment and recognition of bad debts and various other expenses that have been allowed for or accrued for financial statement purposes but are not currently deductible for income tax purposes.

We annually evaluate tax positions that have been taken or are expected to be taken in our tax returns, and record a liability for uncertain tax positions. We follow a two-step approach to recognizing and measuring uncertain tax positions. First, tax positions are recognized if the weight of available evidence indicates that it is more likely than not that the position will be sustained upon examination, including resolution of related appeals or litigation processes, if any. Second, the tax position is measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon settlement. We recognize interest and penalties related to unrecognized tax benefits in the provision for income taxes in the accompanying consolidated financial statements. As of December 31, 2012 and 2011, we do not believe we had any significant uncertain tax positions nor did we have any provision for interest or penalties related to such positions.

Stock-Based Compensation

We account for option and stock awards under the Amended Plan in accordance with ASC Topic 718 Compensation – Stock Compensation, which requires the measurement and recognition of compensation expense in the Company’s statement of operations for all share-based option and stock awards, based on estimated grant-date fair values.

ASC Topic 718 requires us to estimate the fair value of stock-based option awards on the date of grant using an option-pricing model. The grant-date fair value of the award is recognized as expense over the requisite service period using the straight-line method. In accordance with ASC Topic 718, the estimated stock-based compensation expense to be recognized is reduced by stock option forfeitures.

We estimate the grant-date fair value of stock-based option awards using a trinomial lattice model. This model is affected by our stock price on the date of the grant as well as assumptions regarding a number of highly complex and subjective variables. These variables include the expected term of the option, expected risk-free rates of return, the expected volatility of our common stock, and expected dividend yield, each of which is more fully described below. The assumptions for expected term and expected volatility are the two assumptions that significantly affect the grant date fair value.

Expected Term: The expected term of an option is the period of time that the option is expected to be outstanding. The average expected term is determined using a trinomial lattice simulation model.

Risk-free Interest Rate: We base the risk-free interest rate used in the trinomial lattice valuation method on the implied yield at the grant date of the U.S. Treasury zero-coupon issue with an equivalent term to the stock-based award being valued. Where the expected term of a stock-based award does not correspond with the term for which a zero coupon interest rate is quoted, we use the nearest interest rate from the available maturities.

Expected Stock Price Volatility: Effective January 1, 2006 until December 31, 2009, we evaluated the assumptions used to estimate volatility and determined that, under SAB 107, we should use a blended average of our volatility and the volatility of certain peer companies. We believe that the use of this blended average peer volatility which was more reflective of market conditions and a better indicator of our expected volatility due to the limited trading history available for our Company since its last change of control, prior to which we operated under a different business model. Effective January 1, 2010 since we had sufficient historical data since our last change of control we began to use our own historical weekly volatility because that was more reflective of market conditions.

Dividend Yield: Because we have never paid a dividend and do not expect to begin doing so in the foreseeable future, we have assumed a 0% dividend yield in valuing our stock-based awards.

Tax Effects of Stock-Based Compensation

We will only recognize a tax benefit from windfall tax deductions for stock-based awards in additional paid-in capital if an incremental tax benefit is realized after all other tax attributes currently available have been utilized.

Net Income (Loss) Per Common Share

We compute net income or (loss) per share in accordance with ASC Topic 260 Earnings Per Share. Under the provisions of ASC 260, basic net income (loss) per share is computed by dividing the net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted net income per share is computed using the weighted average number of common shares outstanding during the applicable period, plus the dilutive effect of potential common stock. Potential common stock consists of shares issuable pursuant to stock options and warrants. Diluted net loss per share is computed by dividing the net loss for the period by the weighted average number of common and common equivalent shares outstanding during the period.

Recent Pronouncements

We have reviewed all recently issued standards and have determined they will not have a material impact on our consolidated financial statements or do not apply to our operations.

Liquidity	12 Months Ended
Dec. 31, 2012
Liquidity [Abstract]
LIQUIDITY

NOTE C – LIQUIDITY

Our consolidated financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. Although we have incurred losses from operations and have a significant accumulated deficit at December 31, 2012, we believe we have adequate resources, such as cash on-hand and availability under our revolving credit facility, to meet our operating commitments. We were able to increase our revolving credit facility by $1.0 million in January of 2013. In the event these resources and operating cash flows are not sufficient to fully fund our operating commitments or our growth, we would look to secure additional borrowing lines or expand our current revolving credit facility or raise equity capital. There can be no guarantee that we will be successful securing additional debt facilities or raising equity at favorable terms. In the event we are unable to fund our operations by existing cash on hand, the unused portion of Credit Facility, operating cash flows, additional borrowings or raising equity capital, we may be forced to reduce our expenses or slow down our growth rate. Accordingly, our consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE D – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following at December 31, 2012 and 2011:

	2012	2011	Estimated Useful Lives in Years

Equipment	$11,462,582	$8,872,722	3-7
Leasehold improvements	1,906,785	760,111	2-5
Furniture & fixtures	709,574	512,996	7
Computer hardware	1,926,329	1,495,513	3
Computer software	2,547,215	1,308,976	2-3
Assets not yet placed in service	343,769	344,394	—

Subtotal	18,896,254	13,294,712
Less accumulated depreciation and amortization	(10,289,435)	(6,652,983)

Property and equipment, net	$8,606,819	$6,641,729

Depreciation and amortization expense on property and equipment, including leased assets, for the years ended December 31, 2012 and 2011, was $3,636,000 and $2,085,000 respectively. These amounts are included as part of our Statement of Operations in Cost of Revenue as well as General and Administrative Expenses with the majority of the expense being classified as Cost of Revenue.

Property and equipment under capital leases, included above, consists of the following at December 31, 2012 and 2011:

	2012	2011
Equipment	$6,373,575	$5,421,526
Furniture & fixtures	211,797	191,053
Computer hardware	1,221,753	1,024,969
Computer software	131,894	227,831
Leasehold Improvements	134,327	233,386
Assets not yet placed in service	—	—

Subtotal	8,073,346	7,098,765
Less accumulated depreciation and amortization	(3,910,450)	(2,618,075)

Property and equipment under capital leases, net	$4,162,896	$4,480,690

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE E – INTANGIBLE ASSETS

On January 6, 2012, we entered into a Master License Agreement (the “License Agreement”) with Health Discovery Corporation, a Georgia corporation (“HDC”). We were granted an exclusive worldwide license to certain of HDC’s “Licensed Patents” and “Licensed Know-How” (as defined in the License Agreement) to, among other things, use, develop, make, have made, sell, offer to sell, modify, and commercially exploit “Licensed Uses” (as defined in the License Agreement) and “Licensed Products” (as defined in the License Agreement), in the fields of laboratory testing, molecular diagnostics, clinical pathology, anatomic pathology and digital image analysis (excluding non-pathology-related radiologic and photographic image analysis) relating to the development, marketing production or sale of any “Laboratory Developed Tests” or LDTs (as defined in the License Agreement) or other products used for diagnosing, ruling out, predicting a response to treatment, and/or monitoring treatment of any or all hematopoietic and solid tumor cancers excluding cancers affecting the retina and breast cancer (collectively with certain other qualifications as defined in the License Agreement, the “Field” or “Field of Use”); provided, that the exclusion for breast cancer shall be in effect only so long as that certain license agreement between HDC and the licensee of the technology for breast cancer applications is in full force and effect and such licensee is not in material breach of any its obligations under that agreement.

The License Agreement allows us, among other things, to develop and sell, without limitation, any gene, gene-product or protein-based LDTs using HDC’s technology in the Field and provides for sublicensing rights and the assignment of the License Agreement, in whole or in part, in our sole discretion. The License Agreement further provides us with access to certain HDC personnel and consulting resources in the fields of mathematics and in genetic and molecular test development. The Licensed Know-How also includes, among other things, certain tests, algorithms and computer software which have already been developed by HDC.

We have agreed to use our best efforts to commercialize certain products within one year of the date of the License Agreement, subject to two one-year extensions per product if needed, including LDTs for prostate, colon and pancreatic cancer and software to automate the interpretation of cytogenetics and flow cytometry (collectively, the “Initial Licensed Products”).

If we have not generated $5.0 million of net revenue from products, services and sublicensing arrangements pursuant to the License Agreement within five years of the effective date, HDC may, at its option, revoke the exclusivity with respect to any one or more of the Initial Licensed Products, subject to certain conditions.

In addition, the License Agreement provides for milestone payments to HDC, in cash or stock, based on sublicensing revenue and revenue generated from products developed as a result of the License Agreement. Milestone payments are in increments of $500,000 for every $2,000,000 in GAAP revenue recognized by us up to a total of $5,000,000 in potential milestone payments. After $20,000,000 in cumulative GAAP revenue has been recognized by us, HDC will receive a royalty of (i) 6.5% (subject to adjustment under certain circumstances) of Net Revenue (as defined in the License Agreement) generated from all Licensed Uses except for the cytogenetics and flow cytometry interpretation system and (ii) a royalty of 50% of Net Revenue (after the recoupment of certain development and commercialization costs) that we derive from any sublicensing arrangements for the cytogenetics and flow cytometry interpretation system.

The intangible assets were valued at fair value based on cost of the assets as we acquired the assets in an arms-length transaction. We present intangible assets net of accumulated amortization in our financial statements. We have three classes of intangible assets and each class of intangible assets is amortized over its estimated service period from service date through the weighted average patent expiration date of each class of patents or the period of economic benefit. We continually review the estimated pattern in which the economic benefits will be consumed and adjust the amortization period and our pattern to match our estimate.

We had no intangible assets on December 31, 2011 and at December 31, 2012 intangible assets consisted of the following (in thousands):

	Weighted Average Amortization Period	December 31, 2012
		COST	Accumulated Amortization	Net

Support Vector Machine (SVM) technology	108 months	$500	$56	$444

Laboratory developed test (LDT) technology	164 months	1,482	81	1,401

Flow Cytometry and Cytogenetics technology	202 months	1,000	45	955

Total		$2,982	$182	$2,800

The Company evaluates the possible impairment of its intangibles assets under the provisions of FASB codification 350-30-35. The Company reviews the recoverability of its long-lived assets if events or changes in circumstances indicate the assets may be impaired. Evaluation of possible impairment is based on the Company’s ability to recover the asset from the expected future pretax cash flows (undiscounted and without interest charges) of the related operations. If the expected undiscounted pretax cash flows are less than the carrying amount of such asset, an impairment loss is recognized for the difference between the estimated fair value and carrying amount of the asset. No impairment loss was recognized in the fiscal year ended December 31, 2012.

We recorded approximately $182,000 in straight-line amortization expense of intangibles for the year ended December 31, 2012 as a research and development expense in the consolidated statement of operations. We will record all amortization of intangibles in that category until the time that we have products, services or cost savings directly attributable to these intangible assets that would require that it be recorded in cost of goods sold.

The estimated amortization expense related to amortizable intangible assets for each of the five succeeding fiscal years and thereafter as of December 31, 2012 is as follows (in thousands):

Year Ending December 31,
2013	$223
2014	223
2015	223
2016	223
2017	223
Thereafter	1,685

Total	$2,800

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

NOTE F – INCOME TAXES

We recognized taxable income after permanent differences and net taxable income of approximately $1,000,000 and $1,300,000, respectively in 2012, however no provision for income taxes has been recorded in the accompanying consolidated statement of operations because we used net operating loss carry forwards to fully offset taxes that would otherwise be due, and because the deferred income tax assets arising from these net operating loss carry forwards had previously been fully reserved. In 2011, we recognized a loss after permanent differences and a minimal amount of taxable income, which amount was reduced to zero through the utilization of net operating loss carry forwards.

On July 17, 2012 the Internal Revenue Service completed its audit of our fiscal year 2009 and 2010 tax returns. The audit resulted in a small proposed adjustment to our net operating loss carry forward due to the Therapeutic Discovery Grant being considered as a reduction of expenses for tax purposes. As a result of the audit our combined net operating loss carry forward for federal and state income taxes changed to $16.2 million at December 31, 2011 from $16.7 million as previously disclosed in our Annual Report on Form 10K as filed with the Securities and Exchange Commission on March 12, 2012. Since we had previously not recognized a deferred income tax asset for these net operating loss carry forwards (because we did not meet the asset recognition standard established by ASC Topic 740) this change did not have an impact on our financial position and/or results of operations.

At December 31, 2012 and 2011, we had combined federal and state net operating loss carry forwards of approximately $13.6 million and $16.2 million, respectively. The significant difference between this amount and our accumulated deficit arises primarily from certain stock based compensation that has historically been considered to be a permanent difference. Assuming our net operating loss carry forwards are not disallowed because of certain “change in control” provisions of the Internal Revenue Code, these net operating loss carry forwards expire in various years through the year ending December 31, 2031. However, we have established a valuation allowance to fully reserve our deferred income tax assets as such assets did not meet the required asset recognition standard established by ASC Topic 740. Our valuation allowance decreased by approximately $1,000,000 during the year ended December 31, 2012.

At December 31, 2012 and 2011, our current and non-current deferred income tax assets (assuming effective income tax rates of approximately 20% for our deferred income tax assets arising from federal and state net operating loss carry forwards and 38% for other temporary differences) consisted of the following:

	2012	2011
Net current deferred income tax asset:
Allowance for doubtful accounts	$1,151,100	$830,000
Accrued expenses	305,500	222,700

Subtotal	1,456,600	1,052,700

Less valuation allowance	(1,456,600)	(1,052,700)

Total	$—	$—

Net non-current deferred income tax asset:
Net operating loss carry-forwards	$2,752,200	$3,298,400
Accumulated depreciation and amortization	(1,243,500)	(344,600)

Subtotal	1,508,700	2,953,800
Less valuation allowance	(1,508,700)	(2,953,800)

Total	$—	$—

We file income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. For federal and state purposes, we have open tax years from the tax year ending December 31, 2003 to December 31, 2011. We are not currently subject to any ongoing income tax examinations.

Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Net Income (Loss) Per Share [Abstract]
NET INCOME (LOSS) PER SHARE

NOTE G – NET INCOME (LOSS) PER SHARE

The following table provides the computation of basic and diluted net income (loss) per share for the twelve month period ending December 31, 2012 and 2011: (in thousands, except per share amounts)

	Year Ended December 31,
	2012	2011
Net income (loss)	$65	$(1,177)

Basic weighted average shares outstanding	45,027	42,758
Effect of potentially dilutive securities	3,688	—

Diluted weighted average shares outstanding	48,715	42,758

Basic net income (loss) per share	$0.00	$(0.03)

Diluted net income (loss) per share	$0.00	$(0.03)

For the year ended December 31, 2012 there were no outstanding options or warrants excluded from the calculation of diluted earnings per share due to anti-diluted affects, as all outstanding options and warrants were less than the average market price of the Company’s common stock for the year ended December 31, 2012.

Stock Options, Stock Purchase Plan and Warrants	12 Months Ended
Dec. 31, 2012
Stock Options, Stock Purchase Plan and Warrants [Abstract]
STOCK OPTIONS, STOCK PURCHASE PLAN AND WARRANTS

NOTE H – STOCK OPTIONS, STOCK PURCHASE PLAN AND WARRANTS

Stock Option Plan

On March 3, 2009, the Company’s Board of Directors approved the Amended and Restated Equity Incentive Plan (the “Amended Plan”), which amended and restated the Equity Incentive Plan, originally effective as of October 14, 2003, and previously amended and restated effective as of October 31, 2006. The Amended Plan allows for the award of equity incentives, including stock options, stock appreciation rights, restricted stock awards, stock bonus awards, deferred stock awards, and other stock-based awards to certain employees, directors, or officers of, or key advisers or consultants to, the Company or its subsidiaries. The Amended Plan, which expires on March 3, 2019, provides that the maximum aggregate number of shares of the Company’s common stock reserved and available for issuance under the Amended Plan is 6,500,000.

As of December 31, 2012, option and stock awards for 5,777,214 shares were outstanding, including 800,000 options issued outside of the Amended Plan to Douglas VanOort, the Company’s Chairman and Chief Executive Officer and 350,000 options issued to Robert Gasparini, the Company’s Chief Scientific Officer. A total of 549,645 shares were available for future option and stock awards under the Amended Plan. Options typically expire after 5 – 10 years and generally vest over 3 or 4 years, but each grant’s expiration, vesting and exercise price provisions are determined at the time the awards are granted by the Compensation Committee of the Board of Directors or by the Chairman and Chief Executive Officer by virtue of authority delegated to him by the Compensation Committee.

The fair value of each stock option award granted during the years ended December 31, 2012 and 2011 was estimated as of the grant date using a trinomial lattice model with the following weighted average assumptions:

	2012	2011

Expected term (in years)	3.7	3.6
Risk-free interest rate (%)	0.6%	1.18%
Expected volatility (%)	51%	55%
Dividend yield (%)	0%	0%

Weighted average fair value/share at grant date	$0.73	$0.51

The status of our stock options and stock awards are summarized as follows:

	Number Of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2010	5,470,044	$0.87

Granted	519,000	1.39
Exercised	(382,500)	0.95
Canceled	(827,374)	1.15

Outstanding at December 31, 2011	4,779,170	0.87

Granted	1,298,000	1.64
Exercised	(197,209)	1.02
Canceled	(102,747)	1.60

Outstanding at December 31, 2012	5,777,214	1.02

Exercisable at December 31, 2012	4,074,834	$0.79

The following table summarizes information about our options outstanding at December 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices ($)	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
0.00 – 0.30	975,000	1.9	$0.25	975,000	1.9	$0.25
0.31 – 0.46	5,000	3.2	0.31	5,000	3.2	0.31
0.47 – 0.61	101,500	3.3	0.50	101,500	3.3	0.50
0.62 – 0.83	1,988,674	2.9	0.77	1,973,922	2.9	0.77
0.84 – 1.08	254,497	1.9	1.03	216,622	1.8	1.03
1.09 – 1.47	1,111,918	3.5	1.42	511,790	3.3	1.43
1.48 – 1.84	1,340,625	3.7	1.67	291,000	2.7	1.58

	5,777,214	3.0	$1.02	4,074,834	2.6	$0.79

As of December 31, 2012, the aggregate intrinsic value of all stock options outstanding and expected to vest was approximately $8.4 million and the aggregate intrinsic value of currently exercisable stock options was approximately $6.9 million. The intrinsic value of each option share is the difference between the fair market value of NeoGenomics common stock and the exercise price of such option share to the extent it is “in-the-money”. Aggregate intrinsic value represents the value that would have been received by the holders of in-the-money options had they exercised their options on the last trading day of the year and sold the underlying shares at the closing stock price on such day. The intrinsic value calculation is based on the $2.48 closing stock price of NeoGenomics Common Stock on December 31, 2012, the last trading day of 2012. The total number of in-the-money options outstanding and exercisable as of December 31, 2012 was approximately 4,074,834.

The total intrinsic value of options exercised during the years ended December 31, 2012 and 2011 was approximately $264,000 and $126,000, respectively. Intrinsic value of exercised shares is the total value of such shares on the date of exercise less the cash received from the option holder to exercise the options. The total cash proceeds received from the exercise of stock options was approximately $201,000 and $367,000 for the years ended December 31, 2012 and 2011, respectively.

The total fair value of options granted during the years ended December 31, 2012 and 2011 was approximately $943,000 and $267,000, respectively. The total fair value of option shares vested during the years ended December 31, 2012 and 2011 was approximately $218,000 and $321,000.

Stock compensation cost recognized for the years ended December 31, 2012 and 2011 was approximately $575,000 and $285,000, respectively. As of December 31, 2012, there was approximately $615,000 of total unrecognized stock-based compensation cost, related to unvested stock options granted under the Amended Plan. This cost is expected to be recognized over a weighted-average period of 1.6 years.

On January 9, 2012, Dr. Maher Albitar, our Chief Medical Officer was granted stock options to purchase 250,000 shares of the Company’s common stock at an exercise price per share of $1.43, which was the closing price per share on the last trading day prior to his start date. The stock options have a five year term and become 25% vested on each of the first four anniversaries of his start date. The stock options also fully vest upon a change of control of the Company. Dr. Albitar works in our California laboratory location, and the State of California has certain regulations that prohibit the corporate practice of medicine. As a result of this regulation, Dr. Albitar is not an employee, but rather is a full-time consulting physician to NeoGenomics. Thus, these stock options are non-employee consultant options and as such are being revalued at the end of every reporting period. At December 31, 2012 these stock options were valued at $310,000 based on a trinomial lattice model with the following terms:

Expected term in years	3.8
Risk-free interest rate (%)	0.4%
Weighted average expected volatility (%)	53%
Dividend yield (%)	0%

We recorded stock compensation expense of approximately $151,000 for these options during the year ended December 31, 2012, which amount is included in the $575,000 mentioned above.

On February 14, 2012, Mr. VanOort, our Chief Executive Officer was granted supplemental non-qualified stock options to purchase 800,000 shares of common stock at an exercise price of $1.71 per share which have a five year term so long as Mr. VanOort remains an employee of the Company (the “Supplemental Options”). The Supplemental Options are scheduled to vest according to the passage of time with 200,000 shares vesting each year on the anniversary of the grant date for the first four years after the grant. The Supplemental Options are valued at $505,000 based on a trinomial lattice model with the following terms:

Expected term in years	3.8
Risk-free interest rate (%)	0.6%
Weighted average expected volatility (%)	52%
Dividend yield (%)	0%

We recorded stock compensation expense of $210,000 for these options during the year ended December 31, 2012, which amount is included in the $575,000 mentioned above. In the event of a change of control of the Company in which the consideration payable to common stockholders of the Company has a deemed value of at least $4.00 per share, any unvested portion of the Supplemental Options will immediately vest in full.

Employee Stock Purchase Plan

Effective January 1, 2007, the Company began sponsoring an Employee Stock Purchase Plan (“ESPP”), under which eligible employees may purchase Common Stock, by means of limited payroll deductions, at a 5% discount from the fair market value of the Common Stock as of specific dates. In accordance with ASC Topic 718-50 Compensation – Stock Compensation – Employee Share Purchase Plans, the ESPP is considered non-compensatory and does not require the recognition of compensation cost because the discount offered to employees does not exceed 5%. Shares issued pursuant to this plan were 56,805 and 122,401 for the year ended December 31, 2012 and 2011, respectively. The ESPP plan was suspended in April 2012 because there were not enough remaining shares available under the plan for future issuance to continue offering the plan on a monthly basis.

Common Stock Warrants

From time to time, the Company issues warrants to purchase its common stock. These warrants have been issued for consulting services, in connection with the Company’s credit facilities and sales of its common stock, and in connection with employment agreements and for compensation to directors. These warrants are valued using an option pricing model and using the volatility, market price, strike price, risk-free interest rate and dividend yield appropriate at the date the warrants were issued. Stock compensation costs recognized for the years ended December 31, 2012 and 2011 was approximately $153,000 and $83,000 respectively.

On January 9, 2012 Dr. Maher Albitar was granted performance incentive warrants to purchase 200,000 shares of the Company’s common stock (the “Albitar Warrants”) at an exercise price per share of $1.43, which was the closing price per share on the last trading day prior to his start date. These warrants are being treated as non-employee consultant warrants and as such are being revalued, with assumptions for meeting performance, at the end of every reporting period using a trinomial lattice model. The Albitar Warrants have a five year term and vest in accordance with the performance criteria as follows:

(i)	80,000 will vest upon the commercial launch of the Company’s gene-based plasma prostate cancer test licensed from Health Discovery Corp (“HDC”) or similar test based on our mutual agreement.

(ii)	40,000 will vest upon the commercial launch of the Company’s gene-based colon cancer test licensed from HDC or similar test based on our mutual agreement.

(iii)	40,000 will vest upon the commercial launch of the Company’s gene-based pancreatic cancer test licensed from HDC or similar test based on our mutual agreement.

(iv)	20,000 will vest upon successful consummation of a sublicensing agreement with an instrument manufacturer to commercialize the cytogenetics automated image analysis technology licenses from HDC.

(v)	20,000 will vest upon successful consummation of a sublicensing agreement with an instrument manufacturer to commercialize the flow cytometry automated image analysis technology licenses from HDC.

In the event of a change of control of the Company in which the consideration payable to common stockholders of the Company has a deemed value of at least $4.00 per share, any unvested portion of the Albitar Warrants will immediately vest in full.

On December 31, 2012 the Albitar Warrants were valued at approximately $250,000 based on a trinomial lattice model with the following terms:

Expected term in years	3.7
Risk-free interest rate (%)	0.5%
Weighted average expected volatility (%)	52%
Dividend yield (%)	0%

We recorded stock compensation expense of approximately $135,000 for these warrants during the year ended December 31, 2012, which amount is included in the $153,000 mentioned above. For the year ended December 31, 2012, 650,000 warrants previously issued to members of our board of directors and 348,417 warrants issued in June 2007 as part of a common stock offering were exercised or expired as follows:

Type of Exercise	Warrant Shares	Exercise Price / Share	Cash Received	Common Stock Shares Issued
For cash	175,000	$1.50	$262,500	175,000
Cashless net exercise	725,000	$1.50	$—	75,066
Expired unexercised	98,417	$1.50	$—	—

Warrant activity is summarized as follows:

	Shares	Weighted Average Exercise Price

Warrants outstanding, December 31, 2010	6,326,750	0.65
Granted	—	—
Exercised	(4,170,000)	0.29
Expired	—	—
Cancelled	—	—

Warrants outstanding, December 31, 2011	2,156,750	1.34
Granted	200,000	1.43
Exercised	(900,000)	1.50
Expired	(98,417)	1.50
Cancelled	—	—

Warrants outstanding, December 31, 2012	1,358,333	$1.24

The following table summarizes information on warrants outstanding on December 31, 2012:

Number outstanding	Exercise price	Issued	Expire

83,333	$0.75	02/09/2009	02/08/2014
625,000	$1.05	03/16/2009	03/15/2014
450,000	$1.50	5/3/2010	5/2/2017
200,000	$1.43	1/12/2012	1/12/2017

1,358,333	$1.24

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE I – COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases its laboratory and office facilities under non-cancelable operating leases. These operating leases expire at various dates through April 2016 and generally require the payment of real estate taxes, insurance, maintenance and operating costs. The Company has approximately 33,000 square feet of office and laboratory space at our corporate headquarters in Fort Myers, Florida. In addition, we maintain laboratory and office space in Irvine, California, Nashville, Tennessee and Tampa, Florida.

The minimum aggregate future obligations under non-cancelable operating leases as of December 31, 2012 are as follows:

Years ending December 31,
2013	$670,651
2014	552,281
2015	209,164
2016	70,664

Total minimum lease payments	$1,502,760

Rent expense for the years ended December 31, 2012 and 2011 was approximately $1,123,000 and $797,000, respectively and is included in costs of revenues and in general and administrative expenses, depending on the allocation of work space in each facility. Certain of the Company’s facility leases include rent escalation clauses. The Company normalizes rent expense on a straight-line basis over the term of the lease for known changes in lease payments over the life of the lease.

Capital Lease Obligations

The Company’s capital lease obligations expire at various times through 2017 and the weighted average interest rates under such leases approximated 10.1% at December 31, 2012. Some of our leases contain bargain purchase options that allow us to purchase the leased property for a minimal amount upon the expiration of the lease term. The remaining leases have purchase options at fair market value. Future minimum lease payments under capital lease obligations, including those described above are:

Years ending December 31,
2013	$2,692,284
2014	2,034,862
2015	629,624
2016	440,403
2017	147,650

Total future minimum lease payments	5,944,823
Less amount representing interest	(635,946)

Present value of future minimum lease payments	5,308,877
Less current maturities	(2,211,677)

Obligations under capital leases – long term	$3,097,200

Property and equipment acquired under capital lease agreements (see Note D) is pledged as collateral to secure the performance of the future minimum lease payments above.

Employment Contracts

At December 31, 2012, we were obligated under three employment agreements, two of which have expiration dates between March 2013 and December 2013 and one of which is in the period where it renews automatically for one year extensions. Approximate minimum future payments under these agreements as of December 31, 2012 are approximately $818,500.

The agreements with our Chief Executive Officer, Chief Scientific Officer and Chief Financial Officer contain the following:

•	Clauses that allow for continuous automatic extensions of one year unless timely written notice terminating the contract is provided to such officers (as defined in the agreements).

•	Clauses that provide for accelerated vesting of the options granted pursuant to such agreements at the time of certain changes of control of the Company.

•

Clauses that provided for 6-12 months of severance benefits in the event that such officers are terminated without “cause” (as defined in the agreements) by the Company. The base salaries for these officers in 2013 are expected to approximate $950,000.

Revolving Credit and Security Agreement	12 Months Ended
Dec. 31, 2012
Revolving Credit and Security Agreement [Abstract]
REVOLVING CREDIT AND SECURITY AGREEMENT

NOTE J – REVOLVING CREDIT AND SECURITY AGREEMENT

On March 26, 2012, the Parent Company, NeoGenomics Laboratories (together with the Parent Company, the “Borrower”), and CapitalSource Finance LLC (“Capital Source”) entered into a First Amendment (the “Amendment”) to the Amended and Restated Revolving Credit and Security Agreement, dated April 26, 2010 (the “Amended and Restated Credit Agreement” or the “Credit Facility”). The Amended and Restated Credit Agreement amended and restated the original Revolving Credit and Security Agreement dated February 1, 2008, as amended, by and among the Parent Company, Borrower and CapitalSource (the “Original Credit Agreement”). The terms of the Amendment and the Amended and Restated Credit Agreement are substantially similar except that the Amendment, among other things:

I.)	Increased the maximum principal amount of the revolving credit facility (the “Facility Cap”) to $8.0 million from $5.0 million; provided, that the Borrower may request to increase the Facility Cap twice during the term of the Amended and Restated Credit Agreement in increments of $1.0 million to a maximum of $10,000,000;

II.)	Extended the term of the Amended and Restated Credit Agreement to March 26, 2015;

III.)	Revised the definition of “Minimum Termination Fee” to be:

a.	2.5% of the Facility Cap if the Revolver Termination (as defined in the Agreement) is at any time before March 26, 2013;

b.	1.5% of the Facility Cap if the Revolver Termination is after March 26, 2013 but before March 26, 2014;

c.	0.5% of the Facility Cap if the Revolver Termination is on or after March 26, 2014; and

d.	That there shall be no Minimum Termination Fee if the Revolver Termination occurs within five (5) days of the end of the term.

IV.)	Modified the definition of “Permitted Indebtedness” and “Fixed Charge Coverage Ratio”; and

V.)	Amended Section 3.1 of the Amended and Restated Credit Agreement by deleting “the LIBOR shall be not less than 2.0%” and replacing it with “the LIBOR shall be not less than 1.0%”.

We paid Capital Source a commitment fee of $80,000 in connection with the Amendment.

On July 27, 2012 the Facility Cap was increased from $8.0 million to $9.0 million.

Interest on outstanding advances under the Credit Facility is payable monthly in arrears on the first day of each calendar month at an effective rate of interest of 5.25%.

This credit agreement may limit our ability to issue dividends in the future.

On December 31, 2012 the available credit under the Credit Facility was approximately $0.5 million and the outstanding borrowing was approximately $8.5 million after netting compensating cash on hand.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE K – RELATED PARTY TRANSACTIONS

Consulting Agreement

During 2012 and 2011, Steven Jones, a director of the Company, earned $207,500 and $198,334, respectively, for various consulting work performed in connection with his duties as Executive Vice President of Finance. Mr. Jones is Chairman of the Compliance Committee. Mr. Jones also earned $80,000 and $55,000 in corporate bonuses related to his consulting work in 2012 and 2011.

On May 3, 2010, the Company entered into a consulting agreement (the “Consulting Agreement”) with Steven Jones (the “Consultant” or “Mr. Jones”) whereby Mr. Jones would continue to provide consulting services to the Company in the capacity of Executive Vice President of Finance. The Consulting Agreement has an initial term from May 3, 2010 through April 30, 2013, which initial term automatically renews for additional one year periods unless either party provides notice of termination at least three months prior to the expiration of the initial term or any renewal term. In addition, the Company has the right to terminate the Consulting Agreement by giving written notice to the Consultant the year prior to the effective date of termination. The Consultant has the right to terminate the Consulting Agreement by giving written notice to the Company three months prior to the proposed termination date, provided, however, the Consultant is required to provide an additional three months of transition services to the Company upon reasonable request by the Company. The Consulting Agreement specifies an annual base retainer compensation of $180,000 per year, which was subsequently increased to $210,000 per year in April 2012. Mr. Jones annual compensation was increased to $250,000 on January 1, 2013. Mr. Jones is also eligible to receive an annual cash bonus based on the achievement of certain performance metrics with a target of 30% of his base retainer. Such bonus is eligible to be increased to up to 150% of the target bonus in any fiscal year in which he meets certain performance thresholds established by the CEO of the Company and approved by the Board of Directors. The Company also agreed that it would issue to the Consultant a warrant to purchase 450,000 shares of the Company’s common stock, which vest according to the passage of time and upon the Company meeting certain performance milestones.

Gulf Pointe Capital Lease Agreement

On September 30, 2008, we entered into a master lease agreement (the “Master Lease”) with Gulf Pointe Capital, LLC (“Gulf Pointe”) which provided for $130,000 of lease financing after it was determined that the lease facility with Leasing Technologies, Inc. would not allow for the leasing of certain used and other types of equipment. Three members of our Board of Directors at the time we entered into the Master Lease, Steven Jones, Peter Petersen and Marvin Jaffe, were affiliated with Gulf Pointe and recused themselves from both sides of all negotiations concerning this transaction. The terms under this lease are consistent with the terms of our other lease arrangements and provided for the sale/leaseback of approximately $130,000 of used laboratory equipment. The lease had a 30 month term and called for monthly payments of $5,155. In consideration for entering into the Master Lease, the Company issued 32,475 common stock warrants to Gulf Pointe with an exercise price of $1.08 and a five year term. The warrants were valued at approximately $11,000 using the Black-Scholes option pricing model. This first lease schedule under the master lease agreement was completed in July 2012, and the Company elected to exercise its end of lease option to purchase the equipment for $16,887.

On February 9, 2009, we amended our Master Lease with Gulf Pointe to increase the maximum size of the facility to $250,000 and entered into a second schedule under the Master Lease for the sale/leaseback of approximately $118,000 of used laboratory equipment. This second lease had a 30 month term at the same lease rate factor per month as the first lease, which equates to monthly payments of $4,690. As part of this amendment, we terminated the original warrant agreement dated September 30, 2009 and replaced it with a new warrant to purchase 83,333 shares of our common stock. Such new warrants have a five year term, an exercise price of $0.75 per share and the same vesting schedule as the original warrants. The replacement warrants were valued using the Black-Scholes option pricing model and the value did not materially differ from the valuation of the original warrants they replaced. This second lease schedule was completed in December 2012, and the Company elected to exercise its end of lease option to purchase the equipment for $13,039.

Retirement Plan	12 Months Ended
Dec. 31, 2012
Retirement Plan [Abstract]
RETIREMENT PLAN

NOTE L – RETIREMENT PLAN

We maintain a defined-contribution 401(k) retirement plan covering substantially all employees (as defined). Our employees may make voluntary contributions to the plan, subject to limitations based on IRS regulations and compensation. In addition, we match any employees’ contributions at the rate of 50% on the dollar up to a 4% employee contribution (2% Company match) of the respective employee’s salary. We made matching contributions of approximately $220,000 and $105,000 during the years ended December 31, 2012 and 2011, respectively.

Equity Transactions	12 Months Ended
Dec. 31, 2012
Equity Transactions [Abstract]
EQUITY TRANSACTIONS

NOTE M – EQUITY TRANSACTIONS

Restricted Stock Awards

On April 27, 2011, the Company granted 24,000 shares of restricted stock to each of the five non-officer directors of the Company for a total of 120,000 shares of restricted stock. These directors were elected by the shareholders and the restricted stock award is for service on the Board of Directors only. Such restricted shares vest a rate of 2,000 shares per quarter on the last day of each calendar quarter beginning on June 30, 2011 and ending on March 31, 2014 so long as each director remains a member of the Board of Directors. The fair market value of each grant of restricted stock on the award date was deemed to be $34,560 or $1.44 per share, which was the closing price of the Company’s common stock on the day before the grant as approved by the board of directors. We recorded $70,622 and $90,192 of stock compensation expense for the years ended December 31, 2012 and 2011 related to this restricted stock.

The number and weighted average grant date fair values of restricted stock non-vested at the beginning and end of 2012 as well as stock awards granted, vested and forfeited during the year are as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	90,000	$1.44
Granted in 2012	—	—
Vested in 2012	(50,000)	1.44
Forfeited in 2012	—	—

Nonvested at December 31, 2012	40,000	$1.44

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE N – SUBSEQUENT EVENTS

Second Amendment to Amended and Restated Revolving Credit and Security Agreement

On January 25, 2013 the Borrower and CapitalSource entered into the Second Amendment to the Amended and Restated Revolving Credit and Security Agreement, dated April 26, 2010. The Second Amendment:

I.)	Increased the Facility Cap to $10.0 million from $9.0 million; provided, that the Borrower may request to increase the Facility Cap twice during the term of the Amended and Restated Credit Agreement in increments of $1.0 million to a maximum of $12,000,000 on or after January 31, 2013;

II.)	Amended Annex 1 of the Credit Facility as follows:

a)	Deleted Section 2 of the Annex 1 in its entirety and replaced it with the following:

2.	Minimum Cash Velocity

For each Test Period, measured as of the last day of each calendar month ending on or after December 31, 2012, Collections of Accounts of Borrowers collectively shall not be less than the Cash Velocity Percentage of Borrower’s net revenue for the Revenue Period less the bad debt expense recognized on the income statement for such Revenue Period.

b)	Added the following definition to the definitions set forth in such Annex in the appropriate alphabetic order:

“Cash Velocity Percentage” means (a) 80% for the period beginning December 31, 2012 and ending on March 31, 2013 and (b) 87.5% at all other times.

We paid Capital Source a commitment fee of $10,000 in connection with the Second Amendment.

End of Financial Statements

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The Company prepares its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, together with amounts disclosed in the related notes to the consolidated financial statements. Actual results and outcomes may differ from management’s estimates, judgments and assumptions. Significant estimates, judgments and assumptions used in these consolidated financial statements include, but are not limited to, those related to revenues, accounts receivable and related allowances, contingencies, useful lives and recovery of long-term assets, income taxes, and the fair value of stock-based compensation. These estimates, judgments, and assumptions are reviewed periodically and the effects of material revisions in estimates are reflected in the consolidated financial statements prospectively from the date of the change in estimate.

Revenue Recognition

Revenue Recognition

The Company recognizes revenues when (a) the price is fixed or determinable, (b) persuasive evidence of an arrangement exists, (c) the service is performed and (d) collectability of the resulting receivable is reasonably assured.

The Company’s specialized diagnostic services are performed based on a written test requisition form or electronic equivalent and revenues are recognized once the diagnostic services have been performed, and the results have been delivered to the ordering physician. These diagnostic services are billed to various payers, including Medicare, commercial insurance companies, other directly billed healthcare institutions such as hospitals and clinics, and individuals. The Company reports revenues from contracted payers, including Medicare, certain insurance companies and certain healthcare institutions, based on the contractual rate, or in the case of Medicare, published fee schedules. The Company reports revenues from non-contracted payers, including certain insurance companies and individuals, based on the amount expected to be collected. The difference between the amount billed and the amount estimated to be collected from non-contracted payers is recorded as an allowance to arrive at the reported net revenues. The expected revenues from non-contracted payers are based on the historical collection experience of each payer or payer group, as appropriate. The Company records revenues from patient pay tests net of a large discount and as a result recognizes minimal revenue on those tests. The Company regularly reviews its historical collection experience for non-contracted payers and adjusts its expected revenues for current and subsequent periods accordingly.

Cost of Revenue

Cost of Revenue

Cost of revenue includes payroll and payroll related costs for performing tests, depreciation of laboratory equipment, rent for laboratory facilities, laboratory reagents, probes and supplies, and delivery and courier costs relating to the transportation of specimens to be tested.

Advertising Costs	Advertising Costs Advertising costs are expensed at the time they are incurred and are not material for the years ended December 31, 2012 and 2011, respectively.
Research and Development

Research and Development

Research and development (“R&D”) costs are expensed as incurred. R&D expenses consist of cash and equity compensation and benefits for R&D personnel, amortization of intangibles, related supplies, inventory and payment for samples to complete validation studies. These expenses were incurred to develop new genetic tests.

Fair Value Measurements

Fair Value Measurements

The Company determines fair value measurements used in its consolidated financial statements based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants exclusive of any transaction costs, as determined by either the principal market or the most advantageous market.

Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy. The basis for fair value measurements for each level within the hierarchy is described below with Level 1 having the highest priority and Level 3 having the lowest.

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are reported, net of an allowance for doubtful accounts, which is estimated based on the aging of accounts receivable with each payer category and the historical data on bad debts in these aging categories. In addition, the allowance is adjusted periodically for other relevant factors, including regularly assessing the state of our billing operations in order to identify issues which may impact the collectability of receivables or allowance estimates. Revisions to the allowance are recorded as an adjustment to bad debt expense within general and administrative expenses. After appropriate collection efforts have been exhausted, specific receivables deemed to be uncollectible are charged against the allowance in the period they are deemed uncollectible. Recoveries of receivables previously written-off are recorded as credits to the allowance. Our estimates of net revenue are subject to change based on the contractual status and payment policies of the third party payers with whom we deal. We regularly refine our estimates in order to make our estimated revenue as accurate as possible based on our most recent collection experience with each third party payer.

Statements of Cash Flows	Statements of Cash Flows For purposes of the statements of cash flows, we consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Fair Value of Financial Instruments and Concentrations of Credit Risk

Fair Value of Financial Instruments and Concentrations of Credit Risk

The carrying value of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses and other liabilities, amounts outstanding under our revolving credit facility, and other current assets and liabilities are considered reasonable estimates of their respective fair values due to their short-term nature. The Company maintains its cash and cash equivalents with domestic financial institutions that the Company believes to be of high credit standing. The Company believes that, as of December 31, 2012, its concentration of credit risk related to cash and cash equivalents was not significant. The carrying value of the Company’s long-term capital lease obligations approximates its fair value based on the current market conditions for similar instruments.

Concentrations of credit risk with respect to revenue and accounts receivable are primarily limited to certain clients to whom the Company provides a significant volume of its services, and to specific payers of our services such as Medicare and individual insurance companies. The Company’s client base consists of a large number of geographically dispersed clients diversified across various customer types. For the years ended December 31, 2012 and 2011, a large oncology practice with multiple locations accounted for 14.9% and 11.3% respectively, of total revenue. All other clients were less than 5% of total revenue individually.

The Company orders the majority of its FISH probes from one vendor and as a result of their dominance of that marketplace and the absence of any competitive alternatives, if they were to have a disruption and not have inventory available it could have a material effect on our business. This risk cannot be completely offset due to the fact that they have patent protection which limits other vendors from supplying these probes.

Inventories	Inventories Inventories, which consist principally of testing supplies, are valued at the lower of cost or market, using the first-in, first-out method (FIFO).
Other Current Assets

Other Current Assets

As of December 31, 2012 and 2011, other current assets consist of prepaid expenses of approximately $820,000 and $824,000, respectively, and Lee County, Florida economic development tax credit of $0 and $130,000 respectively.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost, net of accumulated depreciation and amortization. Property and equipment generally includes purchases of items with a cost greater than $1,000 and a useful life greater than one year. Depreciation and amortization are computed on the straight line basis over the estimated useful lives of the assets. Leasehold improvements and property and equipment under capital leases are amortized over the shorter of the related lease terms or their estimated useful lives. Costs incurred in connection with the development of internal-use software are capitalized in accordance with the accounting standard for internal-use software, and are amortized over the expected useful life of the software.

The Company periodically reviews the estimated useful lives of property and equipment. Changes to the estimated useful lives are recorded prospectively from the date of the change. Upon retirement or sale, the cost of the assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in income (loss) from operations. Repairs and maintenance costs are expensed as incurred.

Intangible Assets

Intangible Assets

Intangible assets with finite useful lives are recorded at fair value which is our cost, less accumulated amortization. Amortization is recognized over the estimated useful lives of the assets. The Company’s intangible assets are related to our license agreement with Health Discovery Corporation (see Note E – Intangible Assets).

Recoverability and Impairment of Long-Lived Assets

Recoverability and Impairment of Long-Lived Assets

We review our long-lived assets for recoverability if events or changes in circumstances indicate the assets may be impaired. This circumstance exists when the carrying amount of the asset exceeds the sum of the undiscounted cash flows expected to result from its use and eventual disposition. At December 31, 2012, we believe the carrying value of our long-lived assets is recoverable.

Income Taxes

Income Taxes

We compute income taxes in accordance with ASC Topic 740 Income Taxes. Under ASC-740, deferred taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Also, the effect on deferred taxes of a change in tax rates is recognized in income in the period that included the enactment date. Temporary differences between financial and tax reporting arise primarily from the use of different depreciation methods and lives for property and equipment and recognition of bad debts and various other expenses that have been allowed for or accrued for financial statement purposes but are not currently deductible for income tax purposes.

We annually evaluate tax positions that have been taken or are expected to be taken in our tax returns, and record a liability for uncertain tax positions. We follow a two-step approach to recognizing and measuring uncertain tax positions. First, tax positions are recognized if the weight of available evidence indicates that it is more likely than not that the position will be sustained upon examination, including resolution of related appeals or litigation processes, if any. Second, the tax position is measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon settlement. We recognize interest and penalties related to unrecognized tax benefits in the provision for income taxes in the accompanying consolidated financial statements. As of December 31, 2012 and 2011, we do not believe we had any significant uncertain tax positions nor did we have any provision for interest or penalties related to such positions.

Stock-Based Compensation

Stock-Based Compensation

We account for option and stock awards under the Amended Plan in accordance with ASC Topic 718 Compensation – Stock Compensation, which requires the measurement and recognition of compensation expense in the Company’s statement of operations for all share-based option and stock awards, based on estimated grant-date fair values.

ASC Topic 718 requires us to estimate the fair value of stock-based option awards on the date of grant using an option-pricing model. The grant-date fair value of the award is recognized as expense over the requisite service period using the straight-line method. In accordance with ASC Topic 718, the estimated stock-based compensation expense to be recognized is reduced by stock option forfeitures.

We estimate the grant-date fair value of stock-based option awards using a trinomial lattice model. This model is affected by our stock price on the date of the grant as well as assumptions regarding a number of highly complex and subjective variables. These variables include the expected term of the option, expected risk-free rates of return, the expected volatility of our common stock, and expected dividend yield, each of which is more fully described below. The assumptions for expected term and expected volatility are the two assumptions that significantly affect the grant date fair value.

Expected Term: The expected term of an option is the period of time that the option is expected to be outstanding. The average expected term is determined using a trinomial lattice simulation model.

Risk-free Interest Rate: We base the risk-free interest rate used in the trinomial lattice valuation method on the implied yield at the grant date of the U.S. Treasury zero-coupon issue with an equivalent term to the stock-based award being valued. Where the expected term of a stock-based award does not correspond with the term for which a zero coupon interest rate is quoted, we use the nearest interest rate from the available maturities.

Expected Stock Price Volatility: Effective January 1, 2006 until December 31, 2009, we evaluated the assumptions used to estimate volatility and determined that, under SAB 107, we should use a blended average of our volatility and the volatility of certain peer companies. We believe that the use of this blended average peer volatility which was more reflective of market conditions and a better indicator of our expected volatility due to the limited trading history available for our Company since its last change of control, prior to which we operated under a different business model. Effective January 1, 2010 since we had sufficient historical data since our last change of control we began to use our own historical weekly volatility because that was more reflective of market conditions.

Dividend Yield: Because we have never paid a dividend and do not expect to begin doing so in the foreseeable future, we have assumed a 0% dividend yield in valuing our stock-based awards.

Tax Effects of Stock-Based Compensation

Tax Effects of Stock-Based Compensation

We will only recognize a tax benefit from windfall tax deductions for stock-based awards in additional paid-in capital if an incremental tax benefit is realized after all other tax attributes currently available have been utilized.

Net Income (Loss) Per Common Share

Net Income (Loss) Per Common Share

We compute net income or (loss) per share in accordance with ASC Topic 260 Earnings Per Share. Under the provisions of ASC 260, basic net income (loss) per share is computed by dividing the net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted net income per share is computed using the weighted average number of common shares outstanding during the applicable period, plus the dilutive effect of potential common stock. Potential common stock consists of shares issuable pursuant to stock options and warrants. Diluted net loss per share is computed by dividing the net loss for the period by the weighted average number of common and common equivalent shares outstanding during the period.

Recent Pronouncements

Recent Pronouncements

We have reviewed all recently issued standards and have determined they will not have a material impact on our consolidated financial statements or do not apply to our operations.

Property and Equipment Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net [Abstract]
Summary of Property and equipment

	2012	2011	Estimated Useful Lives in Years

Equipment	$11,462,582	$8,872,722	3-7
Leasehold improvements	1,906,785	760,111	2-5
Furniture & fixtures	709,574	512,996	7
Computer hardware	1,926,329	1,495,513	3
Computer software	2,547,215	1,308,976	2-3
Assets not yet placed in service	343,769	344,394	—

Subtotal	18,896,254	13,294,712
Less accumulated depreciation and amortization	(10,289,435)	(6,652,983)

Property and equipment, net	$8,606,819	$6,641,729

Property and equipment under capital leases

	2012	2011
Equipment	$6,373,575	$5,421,526
Furniture & fixtures	211,797	191,053
Computer hardware	1,221,753	1,024,969
Computer software	131,894	227,831
Leasehold Improvements	134,327	233,386
Assets not yet placed in service	—	—

Subtotal	8,073,346	7,098,765
Less accumulated depreciation and amortization	(3,910,450)	(2,618,075)

Property and equipment under capital leases, net	$4,162,896	$4,480,690

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Classes of intangible assets

	Weighted Average Amortization Period	December 31, 2012
		COST	Accumulated Amortization	Net

Support Vector Machine (SVM) technology	108 months	$500	$56	$444

Laboratory developed test (LDT) technology	164 months	1,482	81	1,401

Flow Cytometry and Cytogenetics technology	202 months	1,000	45	955

Total		$2,982	$182	$2,800

Estimated amortization expense

Year Ending December 31,
2013	$223
2014	223
2015	223
2016	223
2017	223
Thereafter	1,685

Total	$2,800

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Current and non-current deferred income tax assets

	2012	2011
Net current deferred income tax asset:
Allowance for doubtful accounts	$1,151,100	$830,000
Accrued expenses	305,500	222,700

Subtotal	1,456,600	1,052,700

Less valuation allowance	(1,456,600)	(1,052,700)

Total	$—	$—

Net non-current deferred income tax asset:
Net operating loss carry-forwards	$2,752,200	$3,298,400
Accumulated depreciation and amortization	(1,243,500)	(344,600)

Subtotal	1,508,700	2,953,800
Less valuation allowance	(1,508,700)	(2,953,800)

Total	$—	$—

Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Income (Loss) Per Share [Abstract]
Computation of basic and diluted net income (loss) per share

	Year Ended December 31,
	2012	2011
Net income (loss)	$65	$(1,177)

Basic weighted average shares outstanding	45,027	42,758
Effect of potentially dilutive securities	3,688	—

Diluted weighted average shares outstanding	48,715	42,758

Basic net income (loss) per share	$0.00	$(0.03)

Diluted net income (loss) per share	$0.00	$(0.03)

Stock Options, Stock Purchase Plan and Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Fair value of each stock option award granted

	2012	2011

Expected term (in years)	3.7	3.6
Risk-free interest rate (%)	0.6%	1.18%
Expected volatility (%)	51%	55%
Dividend yield (%)	0%	0%

Weighted average fair value/share at grant date	$0.73	$0.51

Status of our stock options and stock awards

	Number Of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2010	5,470,044	$0.87

Granted	519,000	1.39
Exercised	(382,500)	0.95
Canceled	(827,374)	1.15

Outstanding at December 31, 2011	4,779,170	0.87

Granted	1,298,000	1.64
Exercised	(197,209)	1.02
Canceled	(102,747)	1.60

Outstanding at December 31, 2012	5,777,214	1.02

Exercisable at December 31, 2012	4,074,834	$0.79

Summarizes information about our options outstanding

	Options Outstanding			Options Exercisable
Range of Exercise Prices ($)	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
0.00 – 0.30	975,000	1.9	$0.25	975,000	1.9	$0.25
0.31 – 0.46	5,000	3.2	0.31	5,000	3.2	0.31
0.47 – 0.61	101,500	3.3	0.50	101,500	3.3	0.50
0.62 – 0.83	1,988,674	2.9	0.77	1,973,922	2.9	0.77
0.84 – 1.08	254,497	1.9	1.03	216,622	1.8	1.03
1.09 – 1.47	1,111,918	3.5	1.42	511,790	3.3	1.43
1.48 – 1.84	1,340,625	3.7	1.67	291,000	2.7	1.58

	5,777,214	3.0	$1.02	4,074,834	2.6	$0.79

Valuation of option items under trinomial lattice model

Expected term in years	3.8
Risk-free interest rate (%)	0.4%
Weighted average expected volatility (%)	53%
Dividend yield (%)	0%

Warrants issued to members of board of directors

Type of Exercise	Warrant Shares	Exercise Price / Share	Cash Received	Common Stock Shares Issued
For cash	175,000	$1.50	$262,500	175,000
Cashless net exercise	725,000	$1.50	$—	75,066
Expired unexercised	98,417	$1.50	$—	—

Warrant activity is summarized

	Shares	Weighted Average Exercise Price

Warrants outstanding, December 31, 2010	6,326,750	0.65
Granted	—	—
Exercised	(4,170,000)	0.29
Expired	—	—
Cancelled	—	—

Warrants outstanding, December 31, 2011	2,156,750	1.34
Granted	200,000	1.43
Exercised	(900,000)	1.50
Expired	(98,417)	1.50
Cancelled	—	—

Warrants outstanding, December 31, 2012	1,358,333	$1.24

Summarizes information on warrants outstanding

Number outstanding	Exercise price	Issued	Expire

83,333	$0.75	02/09/2009	02/08/2014
625,000	$1.05	03/16/2009	03/15/2014
450,000	$1.50	5/3/2010	5/2/2017
200,000	$1.43	1/12/2012	1/12/2017

1,358,333	$1.24

Warrant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Valuation of option items under trinomial lattice model

Expected term in years	3.7
Risk-free interest rate (%)	0.5%
Weighted average expected volatility (%)	52%
Dividend yield (%)	0%

Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Valuation of option items under trinomial lattice model

Expected term in years	3.8
Risk-free interest rate (%)	0.6%
Weighted average expected volatility (%)	52%
Dividend yield (%)	0%

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Operating Leases

Years ending December 31,
2013	$670,651
2014	552,281
2015	209,164
2016	70,664

Total minimum lease payments	$1,502,760

Capital Lease Obligations

Years ending December 31,
2013	$2,692,284
2014	2,034,862
2015	629,624
2016	440,403
2017	147,650

Total future minimum lease payments	5,944,823
Less amount representing interest	(635,946)

Present value of future minimum lease payments	5,308,877
Less current maturities	(2,211,677)

Obligations under capital leases – long term	$3,097,200

Equity Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Equity Transactions [Abstract]
Roll forward of RSU activity

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	90,000	$1.44
Granted in 2012	—	—
Vested in 2012	(50,000)	1.44
Forfeited in 2012	—	—

Nonvested at December 31, 2012	40,000	$1.44

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of significant accounting policies (Textual) [Abstract]
Revenue of all other clients individually	less than 5%
New client individual revenue	14.90%	11.30%
Other current assets consist of prepaid expenses	$ 820,000	$ 824,000
Florida economic development tax credit	0	130,000
Minimum cost of purchases under Property and equipment	1,000
Property and equipment, life	1 year
Largest amount of tax benefit	greater than 50%
Provision for interest or penalties related to uncertain tax positions	$ 0	$ 0
Dividend yield (%)	0.00%	0.00%

Liquidity (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Liquidity [Abstract]
Increase in revolving credit facility	$ 1

Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Property and equipment
Property and Equipment	$ 18,896,254	$ 13,294,712
Less accumulated depreciation and amortization	(10,289,000)	(6,653,000)
Property and equipment, net	8,607,000	6,642,000
Property and equipment, life	1 year
Equipment [Member]
Summary of Property and equipment
Property and Equipment	11,462,582	8,872,722
Leasehold improvements [Member]
Summary of Property and equipment
Property and Equipment	1,906,785	760,111
Furniture & fixtures [Member]
Summary of Property and equipment
Property and Equipment	709,574	512,996
Property and equipment, life	7 years
Computer hardware [Member]
Summary of Property and equipment
Property and Equipment	1,926,329	1,495,513
Property and equipment, life	3 years
Computer software [Member]
Summary of Property and equipment
Property and Equipment	2,547,215	1,308,976
Assets not yet placed in service [Member]
Summary of Property and equipment
Property and Equipment	$ 343,769	$ 344,394
Minimum [Member] | Equipment [Member]
Summary of Property and equipment
Property and equipment, life	3 years
Minimum [Member] | Leasehold improvements [Member]
Summary of Property and equipment
Property and equipment, life	2 years
Minimum [Member] | Computer software [Member]
Summary of Property and equipment
Property and equipment, life	2 years
Maximum [Member] | Equipment [Member]
Summary of Property and equipment
Property and equipment, life	7 years
Maximum [Member] | Leasehold improvements [Member]
Summary of Property and equipment
Property and equipment, life	5 years
Maximum [Member] | Computer software [Member]
Summary of Property and equipment
Property and equipment, life	3 years

Property and Equipment, Net (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property and equipment under capital leases
Property and equipment	$ 8,073,346	$ 7,098,765
Less accumulated depreciation and amortization	(3,910,450)	(2,618,075)
Property and equipment under capital leases, net	4,162,896	4,480,690
Equipment [Member]
Property and equipment under capital leases
Property and equipment	6,373,575	5,421,526
Furniture & fixtures [Member]
Property and equipment under capital leases
Property and equipment	211,797	191,053
Computer hardware [Member]
Property and equipment under capital leases
Property and equipment	1,221,753	1,024,969
Computer software [Member]
Property and equipment under capital leases
Property and equipment	131,894	227,831
Leasehold improvements [Member]
Property and equipment under capital leases
Property and equipment	134,327	233,386
Assets not yet placed in service [Member]
Property and equipment under capital leases
Property and equipment

Property and Equipment, Net (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, Net (Textual) [Abstract]
Depreciation and amortization expense on property and equipment	$ 3,636	$ 2,085

Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Support Vector Machine (SVM) technology [Member]	Dec. 31, 2012 Laboratory developed test (LDT) technology [Member]	Dec. 31, 2012 Flow Cytometry and Cytogenetics technology [Member]
Classes of intangible assets
Weighted Average Amortization Period			108 months	164 months	202 months
COST	$ 2,982		$ 500	$ 1,482	$ 1,000
Accumulated Amortization	182	0	56	81	45
Total	$ 2,800		$ 444	$ 1,401	$ 955

Intangible Assets (Details1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated amortization expense
2013	$ 223
2014	223
2015	223
2016	223
2017	223
Thereafter	1,685
Total	$ 2,800

Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets (Textual) [Abstract]
Net revenue from products	$ 5,000,000
Amortization expense of intangibles	182,000
License agreement expiry period	5 years
Intangible assets held	2,800,000	0
Milestone payment to be made upon incremental revenue	500,000
Amount of revenue recognized for milestone	2,000,000
Maximum milestone payment to be made	5,000,000
Royalty payable as a percentage of net revenue	6.50%
Royalty payable as a percentage of sublicensing revenue	50.00%
Impairment loss	$ 0

Income Taxes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current and non-current deferred income tax assets
Allowance for doubtful accounts	$ 1,151,100	$ 830,000
Accrued expenses	305,500	222,700
Subtotal	1,456,600	1,052,700
Less valuation allowance	(1,456,600)	(1,052,700)
Total
Net operating loss carry-forwards	2,752,200	3,298,400
Accumulated depreciation and amortization	(1,243,500)	(344,600)
Subtotal	1,508,700	2,953,800
Less valuation allowance	(1,508,700)	(2,953,800)
Total

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Taxable income, permanent differences	$ 1,000,000
Taxable income, net	1,300,000
Federal and state income tax	13,600,000	16,200,000	16,700,000
Valuation allowance, decreased	1,000,000
Percentage of current and non current deferred income tax assets	20.00%	38.00%
Net operating loss carry-forwards expire	Dec 31, 2031
Provision for Income Taxes	$ 0	$ 0

Net Income (Loss) Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Computation of basic and diluted net income (loss) per share
Net income (loss)	$ 65	$ (1,177)
Basic weighted average shares outstanding	45,027,010	42,758,252
Effect of potentially dilutive securities	3,688
Diluted weighted average shares outstanding	48,715,063	42,758,252
Basic net income (loss) per share	$ 0	$ (0.03)
Diluted net income (loss) per share	$ 0	$ (0.03)

Net Income (Loss) Per Share (Details Textual)	12 Months Ended
Dec. 31, 2012
Net Income Loss Per Share (Textual) [Abstract]
Outstanding stock options	0

Stock Options, Stock Purchase Plan and Warrants (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value of each stock option award granted
Expected term (in years)	3 years 8 months 12 days	3 years 7 months 6 days
Risk-free interest rate (%)	0.60%	1.18%
Expected volatility (%)	51.00%	55.00%
Dividend yield (%)	0.00%	0.00%
Weighted average fair value/share at grant date	$ 0.73	$ 0.51

Stock Options, Stock Purchase Plan and Warrants (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Status of our stock options and stock awards
Stock options, beginning balance	4,779,170	5,470,044
Stock options, granted	1,298,000	519,000
Stock options, exercised	(197,209)	(382,500)
Stock options, cancelled	(102,747)	(827,374)
Stock options, ending balance	5,777,214	4,779,170
Stock options, exercisable, ending balance	4,074,834
Weighted average exercise price, beginning balance	$ 0.87	$ 0.87
Weighted average exercise price, granted	$ 0.73	$ 0.51
Weighted average exercise price, exercised	$ 1.02	$ 0.95
Weighted average exercise price, cancelled	$ 1.6	$ 1.15
Weighted average exercise price, ending balance	$ 1.02	$ 0.87
Weighted average exercise price, exercisable, ending balance	$ 0.79

Stock Options, Stock Purchase Plan and Warrants (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Summarizes information about our options outstanding
Outstanding number of options	5,777,214
Weighted average remaining contractual life outstanding	3 years
Outstanding average exercise price	$ 1.02
Exercisable, number of options	4,074,834
Weighted average remaining contractual life exercisable	2 years 7 months 6 days
Exercisable, average exercise Price	$ 0.79
Range One [Member]
Summarizes information about our options outstanding
Price Range, Minimum	$ 0
Price Range, Maximum	$ 0.3
Outstanding number of options	975,000
Weighted average remaining contractual life outstanding	1 year 10 months 24 days
Outstanding average exercise price	$ 0.25
Exercisable, number of options	975,000
Weighted average remaining contractual life exercisable	1 year 10 months 24 days
Exercisable, average exercise Price	$ 0.25
Range Two [Member]
Summarizes information about our options outstanding
Price Range, Minimum	$ 0.31
Price Range, Maximum	$ 0.46
Outstanding number of options	5,000
Weighted average remaining contractual life outstanding	3 years 2 months 12 days
Outstanding average exercise price	$ 0.31
Exercisable, number of options	5,000
Weighted average remaining contractual life exercisable	3 years 2 months 12 days
Exercisable, average exercise Price	$ 0.31
Range Three [Member]
Summarizes information about our options outstanding
Price Range, Minimum	$ 0.47
Price Range, Maximum	$ 0.61
Outstanding number of options	101,500
Weighted average remaining contractual life outstanding	3 years 3 months 18 days
Outstanding average exercise price	$ 0.5
Exercisable, number of options	101,500
Weighted average remaining contractual life exercisable	3 years 3 months 18 days
Exercisable, average exercise Price	$ 0.5
Range Four [Member]
Summarizes information about our options outstanding
Price Range, Minimum	$ 0.62
Price Range, Maximum	$ 0.83
Outstanding number of options	1,988,674
Weighted average remaining contractual life outstanding	2 years 10 months 24 days
Outstanding average exercise price	$ 0.77
Exercisable, number of options	1,973,922
Weighted average remaining contractual life exercisable	2 years 10 months 24 days
Exercisable, average exercise Price	$ 0.77
Range Five [Member]
Summarizes information about our options outstanding
Price Range, Minimum	$ 0.84
Price Range, Maximum	$ 1.08
Outstanding number of options	254,497
Weighted average remaining contractual life outstanding	1 year 10 months 24 days
Outstanding average exercise price	$ 1.03
Exercisable, number of options	216,622
Weighted average remaining contractual life exercisable	1 year 9 months 18 days
Exercisable, average exercise Price	$ 1.03
Range Six [Member]
Summarizes information about our options outstanding
Price Range, Minimum	$ 1.09
Price Range, Maximum	$ 1.47
Outstanding number of options	1,111,918
Weighted average remaining contractual life outstanding	3 years 6 months
Outstanding average exercise price	$ 1.42
Exercisable, number of options	511,790
Weighted average remaining contractual life exercisable	3 years 3 months 18 days
Exercisable, average exercise Price	$ 1.43
Range Seven [Member]
Summarizes information about our options outstanding
Price Range, Minimum	$ 1.48
Price Range, Maximum	$ 1.84
Outstanding number of options	1,340,625
Weighted average remaining contractual life outstanding	3 years 8 months 12 days
Outstanding average exercise price	$ 1.67
Exercisable, number of options	291,000
Weighted average remaining contractual life exercisable	2 years 8 months 12 days
Exercisable, average exercise Price	$ 1.58

Stock Options, Stock Purchase Plan and Warrants (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Valuation of option items under trinomial lattice model
Expected term in years	3 years 8 months 12 days	3 years 7 months 6 days
Risk-free interest rate (%)	0.60%	1.18%
Weighted average expected volatility (%)	51.00%	55.00%
Dividend yield (%)	0.00%	0.00%
Chief Medical Officer [Member]
Valuation of option items under trinomial lattice model
Expected term in years	3 years 9 months 18 days
Risk-free interest rate (%)	0.40%
Weighted average expected volatility (%)	53.00%
Dividend yield (%)	0.00%

Stock Options, Stock Purchase Plan and Warrants (Details 4)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Valuation of Supplemental option under trinomial lattice model
Expected term in years	3 years 8 months 12 days	3 years 7 months 6 days
Risk-free interest rate (%)	0.60%	1.18%
Weighted average expected volatility (%)	51.00%	55.00%
Dividend yield (%)	0.00%	0.00%
Chief Executive Officer [Member]
Valuation of Supplemental option under trinomial lattice model
Expected term in years	3 years 9 months 18 days
Risk-free interest rate (%)	0.60%
Weighted average expected volatility (%)	52.00%
Dividend yield (%)	0.00%

Stock Options, Stock Purchase Plan and Warrants (Details 5)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Valuation of Warrants under trinomial lattice model
Expected term in years	3 years 8 months 12 days	3 years 7 months 6 days
Risk-free interest rate (%)	0.60%	1.18%
Weighted average expected volatility (%)	51.00%	55.00%
Dividend yield (%)	0.00%	0.00%
Warrant [Member]
Valuation of Warrants under trinomial lattice model
Expected term in years	3 years 8 months 12 days
Risk-free interest rate (%)	0.50%
Weighted average expected volatility (%)	52.00%
Dividend yield (%)	0.00%

Stock Options, Stock Purchase Plan and Warrants (Details 6) (Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2012
Cash Exercise [Member]
Warrants issued to members of board of directors
Warrant Shares	175,000
Exercise Price / Share	$ 1.5
Cash Received	$ 262,500
Common Stock Shares Issued	175,000
Cashless Net Exercise [Member]
Warrants issued to members of board of directors
Warrant Shares	725,000
Exercise Price / Share	$ 1.5
Common Stock Shares Issued	75,066
Expired Unexercised [Member]
Warrants issued to members of board of directors
Warrant Shares	98,417
Exercise Price / Share	$ 1.5

Stock Options, Stock Purchase Plan and Warrants (Details 7) (Warrant [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrant [Member]
Warrant Activity
Warrant outstanding, beginning balance	2,156,750	6,326,750
Warrants Granted	200,000
Warrants Exercised	(900,000)	(4,170,000)
Warrants Expired	(98,417)
Warrants Cancelled
Warrant outstanding, ending balance	1,358,333	2,156,750	6,326,750
Weighted Average Exercise Price Warrants outstanding, beginning balance		1.34	0.65
Weighted Average Exercise Price Granted	1.43
Weighted Average Exercise Price Exercised	1.5	0.29
Weighted Average Exercise Price Expired	1.5
Weighted Average Exercise Price Cancelled
Weighted Average Exercise Price Warrants outstanding, ending balance	1.24

Stock Options, Stock Purchase Plan and Warrants (Details 8)	12 Months Ended
Dec. 31, 2012
Summarizes information on warrants outstanding
Number outstanding	1,358,333
Exercise price	1.24
Warrant One [Member]
Summarizes information on warrants outstanding
Number outstanding	83,333
Exercise price	0.75
Issued	Feb 9, 2009
Expire	Feb 8, 2014
Warrants Two [Member]
Summarizes information on warrants outstanding
Number outstanding	625,000
Exercise price	1.05
Issued	Mar 16, 2009
Expire	Mar 15, 2014
Warrant Three [Member]
Summarizes information on warrants outstanding
Number outstanding	450,000
Exercise price	1.5
Issued	May 3, 2010
Expire	May 2, 2017
Warrants Four [Member]
Summarizes information on warrants outstanding
Number outstanding	200,000
Exercise price	1.43
Issued	Jan 12, 2012
Expire	Jan 12, 2017

Stock Options, Stock Purchase Plan and Warrants (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock option to purchase	1,298,000	519,000
Deemed value per share	$ 2.48
Weighted average exercise price, granted	$ 0.73	$ 0.51
Stock compensation expense	$ 575,000	$ 285,000
Common stock, shares issued	45,280,280	43,416,200
Shares were available for future option and stock awards under the Amended Plan	549,645
Employee Stock Options, Stock Purchase Plan and Warrants (Textual) [Abstract]
Common stock reserved and available for issuance under the Amended Plan	6,500,000
Amended Plan expiration date	Mar 3, 2019
Stock option Outstanding	5,777,214	4,779,170	5,470,044
Aggregate intrinsic value of all stock options outstanding and expected to vest	8,400,000
Aggregate intrinsic value of currently exercisable stock options	6,900,000
Total number of in the money options outstanding and exercisable	4,074,834
Total intrinsic value of options exercised	264,000	126,000
Total cash proceeds received from the exercise of stock options	201,000	367,000
Total fair value of option shares vested	218,000	321,000
Total fair value of options granted	$ 943,000	$ 267,000
Unrecognized stock-based compensation cost	615,000
Unrecognized cost is expected to be recognized over a weighted-average period	1 year 7 months 6 days
Supplemental options vested	200,000
Purchase of shares under Warrant	450,000
Value of warrant	0
Albitar Warrant period	5 years
Warrants Issued	348,417
Exercise price	1.24
Issuance of stock for stock options, shares	197,209	382,500
Common stock, exercise price per share	$ 1.02	$ 0.87	$ 0.87
Shares Issued under ESPP	56,805	122,401
Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Options expiry period	5 years
Stock option term	3 years
Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Options expiry period	10 years
Stock option term	4 years
Plasma Prostate Cancer Test Licensed From Health Discovery Corp HDC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Warrants Granted	80,000
Colon Cancer Test Licensed From HDC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Warrants Granted	40,000
Pancreatic Cancer Test Licensed From HDC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Warrants Granted	40,000
Cytogenetics Automated Image Analysis Technology Licenses From HDC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Warrants Granted	20,000
Cytometry Automated Image Analysis Technology Licenses From HDC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Warrants Granted	20,000
Employee Stock Purchase Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Limited payroll deductions a discount	5.00%
Shares were available for future option and stock awards under the Amended Plan	0
Warrant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock option to purchase	200,000
Deemed value per share	$ 4
Weighted average exercise price, granted	$ 1.43
Stock compensation expense	153,000	83,000
Warrants Granted	200,000
Common stock, shares issued	650,000
Recorded stock based compensation expense	135,000
Chief Medical Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock option to purchase	250,000
Stock option term	5 years
Weighted average exercise price, granted	$ 1.43
Stock option vested	25.00%
Stock option valued	310,000
Stock compensation expense	151,000
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock option to purchase	800,000
Stock option term	5 years
Deemed value per share	$ 4
Weighted average exercise price, granted	$ 1.71
Stock option valued	505,000
Stock compensation expense	$ 210,000
Chief Scientific Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Options issued outside of the Amended Plan	350,000

Commitment and Contingencies (Details) (USD $)	Dec. 31, 2012
Operating Leases
2013	$ 670,651
2014	552,281
2015	209,164
2016	70,664
Total minimum lease payments	$ 1,502,760

Commitment and Contingencies (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Capital Lease Obligations
2013	$ 2,692,284
2014	2,034,862
2015	629,624
2016	440,403
2017	147,650
Total future minimum lease payments	5,944,823
Less amount representing interest	(635,946)
Present value of future minimum lease payments	5,308,877
Less current maturities	2,212,000	2,107,000
Obligations under capital leases-long term	$ 3,097,000	$ 2,608,000

Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Agreement sqft	Dec. 31, 2011
Commitments and Contingencies (Textual) [Abstract]
Square feet of office and laboratory	33,000
Rent expenses	$ 1,123,000	$ 797,000
Weighted average interest rates	10.10%
Approximate minimum future payments	818,500
Number of employment agreements	3
Base salaries	$ 950,000

Revolving Credit and Security Agreement (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%
Revolving Credit and Security Agreement (Textual) [Abstract]
Effective rate of interest	16.12%
Increase in line of credit facility cap, remaining	$ 500,000
Outstanding borrowing	8,500,000
Commitment fee for capital source	80,000
Debt Instrument, Description of Variable Rate Basis	the LIBOR shall be not less than 2.0%” and replaced it with “the LIBOR shall be not less than 1.0%
Amended and Restated Credit Agreement maturity date	Mar 26, 2015
Minimum termination fee, percentage at any time before March 26, 2013	2.50%
Minimum termination fee, percentage after March 26, 2013 but before March 26, 2014	1.50%
Minimum termination fee, percentage on or after March 26, 2014	0.50%
Amended and restated credit arrangement [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	8,000,000
Increase in line of credit facility cap	10,000,000
Increased facility cap	9,000,000
Minimum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	5,000,000
Increase in line of credit facility cap	1,000,000
Increased facility cap	$ 8,000,000
Minimum termination fee, grace period	5 days

Related Party Transactions (Details) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended					12 Months Ended
	Apr. 30, 2012	Dec. 31, 2012	Feb. 28, 2009 Gulf Pointe [Member]	Sep. 30, 2008 Gulf Pointe [Member]	Dec. 31, 2012 Gulf Pointe [Member]	Jul. 31, 2012 Gulf Pointe [Member]	Feb. 09, 2009 Gulf Pointe [Member]	Dec. 31, 2012 Executive Vice President [Member]	Dec. 31, 2011 Executive Vice President [Member]
Related Party Transaction [Line Items]
Fees for consulting work performed								$ 207,500	$ 198,334
Corporate bonus								80,000	55,000
Cash bonus								30.00%
Target cash bonus								150.00%
Lease finance obligations				130,000
Sale/leaseback				130,000			118,000
Lease term			30 months	30 months
Monthly lease payments			4,690	5,155
Common stock warrants issued to Gulf Pointe Capital, LLC		450,000		32,475			83,333
Annual compensation								250,000
Exercise price		1.24		1.08			0.75
Warrants Period			5 years	5 years
Warrants value				11,000
Lease option to purchase the equipment					13,039	16,887
Maximum size of the facility							250,000
Related Party Transactions (Textual) [Abstract]
Retainer Compensation		180,000
Increased Retainer Compensation	210,000
Issuance of stock for warrants		$ 262,000
Related Party Transaction, Description of Transaction		The Consulting Agreement has an initial term from May 3, 2011 through April 30, 2013, which initial term automatically renews for additional one year periods unless either party provides notice of termination at least three months prior to the expiration of the initial term or any renewal term. In addition, the Company has the right to terminate the Consulting Agreement by giving written notice to the Consultant year prior to the effective date of termination. The Consultant has the right to terminate the Consulting Agreement by giving written notice to the Company three months prior to the proposed termination date, provided, however, the Consultant is required to provide an additional three months of transition services to the Company upon reasonable request by the Company.

Retirement Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Retirement Plan (Textual) [Abstract]
Employee's contribution to retirement plan	4.00%
Percentage of employees contribution	50.00%
Percentage of company match	2.00%
Employers contribution	$ 220,000	$ 105,000

Equity Transactions (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Roll forward of RSU activity
Number of restricted shares, Nonvested, Beginning balance	90,000
Weighted average grant date fair value, Nonvested, Beginning balance	$ 1.44
Number of restricted shares, Granted
Weighted average grant date fair value, Granted
Number of restricted shares, Vested	(50,000)
Weighted average grant date fair value, Vested	$ 1.44
Number of restricted shares, Forfeited
Weighted average grant date fair value, Forfeited
Number of restricted shares, Nonvested, Ending balance	40,000
Weighted average grant date fair value, Nonvested, Ending balance	$ 1.44

Equity Transactions (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 27, 2011 Directors	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011
Equity Transaction (Textual) [Abstract]
Restricted stock granted
Restricted stock per share
Stock compensation expense			$ 575,000	$ 285,000
Restricted Stock [Member]
Equity Transaction (Textual) [Abstract]
Restricted stock granted	24,000
Restricted stock outstanding	120,000
Number of directors	5
Restricted stock value			34,560
Restricted stock per share			$ 1.44
Vested restricted shares		2,000
Stock compensation expense			$ 70,622	$ 90,192

Subsequent Events (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Increase in line of credit facility cap, remaining	$ 500,000
Commitment fee for capital source	80,000
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Commitment fee for capital source	10,000
Cash velocity percentage	80.00%
Cash Velocity Percentage other	87.50%
Revolving Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Increase in line of credit facility cap	10,000,000
Increase in line of credit facility cap, remaining	1,000,000
Line of Credit Facility, Current Borrowing Capacity		9,000,000
Line of Credit Facility, Maximum Borrowing Capacity		$ 12,000,000